Vessels, net - Consolidated condensed balance sheets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Balance beginning of period	$ 765,212
Depreciation	(32,064)	$ (32,151)	$ (31,946)
Balance end of period	733,148	765,212
Vessel Cost
Property, plant and equipment
Balance beginning of period	1,175,834	1,175,834	1,171,630
Additions			4,204
Balance end of period	1,175,834	1,175,834	1,175,834
Accumulated Depreciation
Property, plant and equipment
Balance beginning of period	(410,622)	(378,471)	(346,525)
Depreciation	(32,064)	(32,151)	(31,946)
Balance end of period	(442,686)	(410,622)	(378,471)
Net Book Value
Property, plant and equipment
Balance beginning of period	765,212	797,363	825,105
Additions			4,204
Depreciation	(32,064)	(32,151)	(31,946)
Balance end of period	$ 733,148	$ 765,212	$ 797,363